Cover Page Cover Page	Apr. 27, 2026
Cover [Abstract]
Document Type	false
Document Period End Date	Apr. 27, 2026
Entity Registrant Name	CRANE COMPANY
Entity Incorporation, State or Country Code	DE
Entity File Number	1-41570
Entity Tax Identification Number	88-2846451
Entity Address, Address Line One	100 First Stamford Place
Entity Address, City or Town	Stamford
Entity Address, State or Province	CT
Entity Address, Postal Zip Code	06902
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Entity Emerging Growth Company	false
Title of 12(b) Security	Common Stock, par value $1.00
Trading Symbol	CR
Security Exchange Name	NYSE
Entity Central Index Key	0001944013
Amendment Flag	false
Document Type	8-K